Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 207,943
2020	187,876
2021	58,723
2022	61,423
2023	64,285
Thereafter	231,790
Total	$ 812,040